Segment Reporting	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment Reporting	Segment Reporting
The Company operates in a single operating segment. The Company’s financial information is reviewed, and its performance assessed as a single segment by the senior management team led by the Chief Executive Officer (“CEO”), the Company’s Chief Operating Decision Maker (“CODM”).